INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of Current Inventory

As at December 31
($ millions)	2022	2021
Crude oil and NGL	184	276
Materials, supplies and other	85	100
Total inventory	269	376